Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,270,000
Previously Paid Amount	0.00
Total Fee Amount	1,418.29
Total Offset Amount	0.00
Net Fee	1,418.29
Narrative - Max Aggregate Offering Price	$ 10,270,000
Final Prospectus	true